Quarterly Holdings Report
for
Fidelity® Preferred Securities & Income ETF
November 30, 2022
PSI-NPRT1-0123
1.9901714.101
Nonconvertible Bonds - 10.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.7%
Media - 0.4%
Paramount Global 6.25% 2/28/57 (b)	153,000	127,842
Wireless Telecommunication Services - 1.3%
Vodafone Group PLC 7% 4/4/79 (b)	400,000	398,484
TOTAL COMMUNICATION SERVICES		526,326
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Buckeye Partners LP 6.375% 1/22/78 (b)	59,000	46,610
DCP Midstream Operating LP 5.85% 5/21/43 (b)(c)	12,000	11,740
Enterprise Products Operating LP:
3 month U.S. LIBOR + 2.980% 7.6299% 8/16/77 (b)(d)	33,000	30,246
5.25% 8/16/77 (b)	126,000	102,301
5.375% 2/15/78 (b)	67,000	50,726
Transcanada Trust:
5.3% 3/15/77 (b)	161,000	134,779
5.5% 9/15/79 (b)	128,000	109,120
5.625% 5/20/75 (b)	95,000	88,855
5.875% 8/15/76 (b)	129,000	121,081
		695,458
FINANCIALS - 4.8%
Diversified Financial Services - 0.9%
Apollo Management Holdings LP 4.95% 1/14/50 (b)(c)	324,000	274,590
Insurance - 3.9%
American International Group, Inc. 5.75% 4/1/48 (b)	129,000	121,131
Assurant, Inc. 7% 3/27/48 (b)	61,000	58,255
Liberty Mutual Group, Inc.:
4.125% 12/15/51 (b)(c)	50,000	39,454
4.3% 2/1/61 (c)	75,000	43,947
MetLife, Inc.:
6.4% 12/15/66 (b)	319,000	300,442
10.75% 8/1/69 (b)	128,000	168,160
PartnerRe Finance B LLC 4.5% 10/1/50 (b)	67,000	55,610
Prudential Financial, Inc.:
3.7% 10/1/50 (b)	150,000	120,750
5.125% 3/1/52 (b)	150,000	128,236
6% 9/1/52 (b)	200,000	184,408
		1,220,393
TOTAL FINANCIALS		1,494,983
UTILITIES - 2.2%
Electric Utilities - 1.3%
Emera, Inc. 6.75% 6/15/76 (b)	125,000	118,281
NextEra Energy Capital Holdings, Inc. 5.65% 5/1/79 (b)	329,000	289,386
		407,667
Multi-Utilities - 0.9%
CMS Energy Corp. 3.75% 12/1/50 (b)	359,000	265,660
TOTAL UTILITIES		673,327
TOTAL NONCONVERTIBLE BONDS (Cost $3,988,074)		3,390,094

Nonconvertible Preferred Stocks - 29.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.1%
AT&T, Inc. 4.75%	34,625	635,715
Wireless Telecommunication Services - 0.3%
U.S. Cellular Corp. 5.50%	6,000	97,860
TOTAL COMMUNICATION SERVICES		733,575
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Ford Motor Co. 6.00%	7,000	165,900
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
DCP Midstream Partners LP:
7.95% (b)	775	19,569
Series B, 7.875% (b)	775	19,290
Enbridge, Inc. Series B, 6.375% (b)	2,425	58,782
Energy Transfer LP:
7.60% (b)	5,755	132,423
7.625% (b)	2,960	68,820
Series C, 7.375% (b)	2,623	60,696
		359,580
FINANCIALS - 19.9%
Banks - 10.6%
Bank of America Corp.:
4.25%	4,750	84,788
4.375%	32,775	606,993
Cadence Bank 5.50%	1,000	21,230
Cullen/Frost Bankers, Inc. Series B 4.45%	3,000	60,240
Fifth Third Bancorp Series K 4.95%	1,500	32,250
First Republic Bank:
4.125%	14,000	243,880
Series M, 4.00%	18,775	317,673
Huntington Bancshares, Inc. Series H, 4.50%	7,950	147,552
JPMorgan Chase & Co.:
4.55%	47,900	932,613
Series MM, 4.20%	725	13,275
KeyCorp:
5.625%	1,738	40,443
6.20% (b)	6,000	148,860
Regions Financial Corp.:
4.45%	2,500	47,075
5.75% (b)	3,000	69,660
Truist Financial Corp. 4.75%	4,025	79,091
U.S. Bancorp:
4.50%	3,000	60,330
Series K, 5.50%	3,000	71,970
Series L, 3.75%	2,000	33,740
Series M, 4.00%	6,000	107,400
Wells Fargo & Co.:
4.25%	1,200	20,400
4.70%	3,600	66,924
Series Z, 4.75%	5,000	93,850
		3,300,237
Capital Markets - 4.3%
Affiliated Managers Group, Inc. 4.75%	1,000	18,655
Charles Schwab Corp. 4.45%	43,150	873,788
Morgan Stanley:
Series K, 5.85% (b)	11,275	267,105
Series O, 4.50%	2,300	41,607
Northern Trust Corp. Series E, 4.70%	1,000	20,980
Oaktree Capital Group LLC 6.55%	1,000	24,675
SCE Trust III 5.75% (b)	1,550	31,434
Stifel Financial Corp. Series D, 4.50%	4,000	69,760
		1,348,004
Consumer Finance - 0.1%
Navient Corp. 6.00%	1,000	18,330
Diversified Financial Services - 1.2%
Equitable Holdings, Inc. 4.30%	2,000	36,180
KKR Group Finance Co. IX LLC 4.625%	15,000	274,050
Voya Financial, Inc. Series B, 5.35% (b)	2,550	56,062
		366,292
Insurance - 3.7%
Aegon Funding Co. LLC 5.10%	3,950	80,027
Allstate Corp.:
5.10%	10,000	217,000
Series I, 4.75%	2,000	41,480
American Financial Group, Inc.:
4.50%	900	17,154
5.125%	1,000	20,830
American International Group, Inc. 5.85%	2,000	46,740
Athene Holding Ltd.:
Series B, 5.625%	1,500	32,985
Series C, 6.375% (b)	4,000	100,280
Series D, 4.875%	5,425	99,549
MetLife, Inc. Series F 4.75%	5,500	112,365
PartnerRe Ltd. 4.875%	3,150	63,473
Prudential Financial, Inc. 4.125%	3,000	58,485
RenaissanceRe Holdings Ltd. Series G, 4.20%	1,550	27,420
Unum Group 6.25%	500	12,405
W.R. Berkley Corp. 4.25%	11,000	218,460
		1,148,653
TOTAL FINANCIALS		6,181,516
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Digital Realty Trust, Inc.:
5.25%	750	16,193
Series L, 5.20%	1,500	32,135
Public Storage 4.00%	23,500	407,960
Summit Hotel Properties, Inc. Series F, 5.875%	775	13,392
		469,680
Real Estate Management & Development - 0.2%
Brookfield Property Partners LP:
5.75%	1,550	23,266
6.375%	825	14,008
Digitalbridge Group, Inc. Series I, 7.15%	600	11,322
		48,596
TOTAL REAL ESTATE		518,276
UTILITIES - 3.4%
Electric Utilities - 2.3%
Duke Energy Corp. 5.75%	5,000	122,150
Pacific Gas & Electric Co. Series A	2,205	45,599
SCE Trust II 5.10%	705	13,043
SCE Trust V 5.45% (b)	1,550	30,520
Southern Co.:
4.20%	13,000	243,620
Series A, 4.95%	11,825	240,994
		695,926
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	2,395	42,942
Multi-Utilities - 1.0%
Algonquin Power & Utilities Corp. Series A, 6.20% (b)	2,000	45,020
Brookfield Infrastructure Partners LP:
5.125%	825	13,167
Class A 5.00%	825	12,581
CMS Energy Corp. 5.875%	3,000	70,170
DTE Energy Co. 4.375%	2,825	52,559
NiSource, Inc. 6.50% (b)	3,000	73,590
SCE Trust VI	2,375	42,513
		309,600
TOTAL UTILITIES		1,048,468
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,959,869)		9,007,315

Preferred Securities - 58.7%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
General Motors Financial Co., Inc. 5.7% 12/31/99 (b)(e)	227,000	196,355
ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
BP Capital Markets PLC:
4.375% (b)(e)	125,000	118,906
4.875% (b)(e)	450,000	395,888
DCP Midstream Partners LP 7.375% (b)(e)	263,000	263,053
Enbridge, Inc.:
5.5% 7/15/77 (b)	126,000	110,490
5.75% 7/15/80 (b)	126,000	112,042
6% 1/15/77 (b)	68,000	62,195
6.25% 3/1/78 (b)	123,000	111,539
Energy Transfer LP:
6.25% (b)(e)	125,000	106,257
7.125% (b)(e)	300,000	252,000
EnLink Midstream Partners LP 6% 12/31/99 (b)(e)	31,000	25,575
Plains All American Pipeline LP 3 month U.S. LIBOR + 4.110% 8.7161% (b)(d)(e)	95,000	82,413
		1,640,358
FINANCIALS - 48.1%
Banks - 31.4%
Bank of America Corp.:
5.875% (b)(e)	863,000	770,228
6.125% (b)(e)	100,000	96,750
Citigroup, Inc.:
3.875% (b)(e)	511,000	426,366
4.15% (b)(e)	89,000	71,868
5.95% (b)(e)	418,000	389,699
6.3% (b)(e)	745,000	696,575
Citizens Financial Group, Inc. 6% (b)(e)	247,000	226,589
Fifth Third Bancorp 4.5% (b)(e)	50,000	46,808
Huntington Bancshares, Inc.:
4.45% 12/31/99 (b)(e)	574,000	508,022
5.625% (b)(e)	351,000	317,462
5.7% (b)(e)	184,000	169,740
JPMorgan Chase & Co.:
5% (b)(e)	351,000	324,836
6.1% (b)(e)	321,000	311,370
KeyCorp 5% (b)(e)	75,000	65,602
M&T Bank Corp.:
3.5% (b)(e)	30,000	22,962
5.125% (b)(e)	450,000	392,063
PNC Financial Services Group, Inc.:
5% (b)(e)	1,592,000	1,376,096
6% (b)(e)	225,000	211,500
Regions Financial Corp. 5.75% 12/31/99 (b)	75,000	72,700
SVB Financial Group:
4.25% 12/31/99 (b)(e)	125,000	82,263
4.7% 12/31/99 (b)(e)	60,000	38,970
Truist Financial Corp.:
4.95% (b)(e)	50,000	48,250
5.1% (b)(e)	478,000	428,288
5.125% 12/31/99 (b)(e)	1,130,000	929,425
U.S. Bancorp:
3.7% (b)(e)	275,000	219,373
5.3% (b)(e)	100,000	85,460
Wells Fargo & Co.:
3.9% (b)(e)	141,000	122,846
5.9% (b)(e)	1,371,000	1,257,893
		9,710,004
Capital Markets - 14.2%
Bank of New York Mellon Corp.:
3.7% (b)(e)	225,000	200,607
3.75% (b)(e)	96,000	76,380
4.625% (b)(e)	200,000	172,834
Charles Schwab Corp.:
4% (b)(e)	831,000	650,258
5% (b)(e)	75,000	67,345
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 7.466% (b)(d)(e)	616,000	597,520
4.125% (b)(e)	29,000	23,635
4.4% (b)(e)	894,000	745,460
5.3% (b)(e)	279,000	267,143
Morgan Stanley:
5.3% (b)(e)	1,265,000	1,232,639
5.875% (b)(e)	125,000	121,848
State Street Corp. 5.625% (b)(e)	263,000	244,590
		4,400,259
Consumer Finance - 2.1%
Ally Financial, Inc. 4.7% (b)(e)	200,000	144,875
American Express Co. 3.55% (b)(e)	232,000	184,440
Capital One Financial Corp. 3.95% (b)(e)	300,000	231,000
Discover Financial Services 5.5% 12/31/99 (b)(e)	100,000	78,500
		638,815
Insurance - 0.4%
MetLife, Inc. 3.85% (b)(e)	125,000	113,516
SBL Holdings, Inc. 6.5% 12/31/99 (b)(c)(e)	34,000	25,840
		139,356
TOTAL FINANCIALS		14,888,434
INDUSTRIALS - 1.0%
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
4.125% 12/31/99 (b)(e)	56,000	36,890
4.65% (b)(e)	200,000	170,080
Aircastle Ltd. 5.25% 12/31/99 (b)(c)(e)	126,000	93,240
		300,210
UTILITIES - 3.7%
Electric Utilities - 1.3%
Duke Energy Corp. 4.875% (b)(e)	225,000	202,500
Edison International:
5% (b)(e)	64,000	52,792
5.375% (b)(e)	191,000	162,253
		417,545
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp. 7% (b)(c)(e)	295,000	263,855
Multi-Utilities - 1.6%
CenterPoint Energy, Inc. 6.125% 12/31/99 (b)	96,000	90,743
Dominion Energy, Inc.:
4.35% (b)(e)	85,000	71,188
4.65% (b)(e)	75,000	64,317
Sempra Energy 4.875% (b)(e)	276,000	255,990
		482,238
TOTAL UTILITIES		1,163,638
TOTAL PREFERRED SECURITIES (Cost $20,842,342)		18,188,995

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f) (Cost $255,622)	255,571	255,622

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $36,045,907)	30,842,026
NET OTHER ASSETS (LIABILITIES) - 0.5%	169,082
NET ASSETS - 100.0%	31,011,108

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $752,666 or 2.4% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,165,886	2,383,639	3,293,903	5,252	-	-	255,622	0.0%
Total	1,165,886	2,383,639	3,293,903	5,252	-	-	255,622

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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